Consolidated Statements of Cash Flows - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (411,875,000)	¥ 220,203,000	¥ (443,552,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	895,825,000	589,532,000	442,603,000
Adjustment to earn-out liability	198,658,000
Share-based compensation expense	78,411,000	27,160,000	70,796,000
Impairment of property and equipment	5,144,000	0	34,884,000
Deferred income taxes (benefit)	(30,190,000)	155,223,000	(128,950,000)
Foreign currency exchange gains	156,395,000	(172,114,000)	(116,742,000)
Changes in operating assets and liabilities, net of effects from acquisition of a subsidiary:
Decrease (increase) in trade accounts receivable	(386,852,000)	(287,953,000)	356,561,000
Decrease (increase) in prepaid expenses	(128,602,000)	41,000,000	(5,496,000)
Decrease (increase) in other current assets	(159,205,000)	28,019,000	6,705,000
Decrease (increase) in rental deposits	(1,035,000)	16,062,000	(23,377,000)
Increase (decrease) in trade accounts payable	340,926,000	58,718,000	(114,819,000)
Increase (decrease) in accrued income taxes	(256,967,000)	84,942,000	(128,688,000)
Increase in accrued expense and other current liabilities	302,828,000	227,600,000	12,015,000
Other-net	12,779,000	25,588,000	35,660,000
Net cash provided by (used in) operating activities	616,240,000	1,013,980,000	(2,400,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	(225,360,000)		(100,000,000)
Purchase of investment	2,982,000	100,000,000	100,000,000
Proceeds from sales of investment			(102,441,000)
Purchase of available-for-sale securities	(673,724,000)	(202,542,000)	(175,176,000)
Purchase of property and equipment	(382,049,000)	(362,535,000)	(332,642,000)
Payment for capitalized computer software costs	(3,433,114,000)	(891,575,000)
Other-net	844,000	(56,536,000)	(19,921,000)
Net cash used in investing activities	(4,710,421,000)	(1,413,188,000)	(630,180,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term debt	3,800,000,000	200,000,000
Repayment of short-term debt	(3,784,000,000)	(164,000,000)
Proceeds from long-term bank borrowings	3,761,546,000	800,000,000	300,000,000
Repayment of long-term bank borrowings	(454,592,000)	(287,931,000)	(209,900,000)
Proceeds from issuance of common stock, including stock option exercises	21,197,000	1,157,102,000	984,730,000
Payment of IPO costs			(148,791,000)
Acquisition of noncontrolling interests in a consolidated subsidiary		(9,574,000)
Dividends paid	(106,472,000)		(159,654,000)
Other-net	(24,763,000)	(11,297,000)	(3,470,000)
Net cash provided by financing activities	3,212,916,000	1,684,300,000	762,915,000
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(41,036,000)	54,725,000	52,967,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(922,301,000)	1,339,817,000	183,302,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,718,261,000	1,378,444,000	1,195,142,000
CASH AND CASH EQUIVALENTS, END OF YEAR	1,795,960,000	2,718,261,000	1,378,444,000
ADDITIONAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	52,040,000	17,169,000	13,098,000
Income taxes paid-net of refunds	515,669,000	36,653,000	170,976,000
NONCASH INVESTING AND FINANCING ACTIVITIES:
Outstanding payments for acquisition of property and equipment, and capitalized computer software costs included in trade accounts payable	¥ 138,521,000	50,634,000	78,930,000
Asset retirement obligation		¥ 15,233,000	¥ 14,220,000